Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Jun. 30, 2018	Jun. 24, 2017
Revenue	$ 2,843,000	$ 1,991,000
Cost of goods and services	774,000	1,525,000
Gross margin	1,306,000	466,000
Operating expenses:
Engineering	375,000	452,000
Selling, general and administrative	1,001,000	1,171,000
Total operating expenses	1,376,000	1,623,000
Operating loss	(70,000)	(1,157,000)
Interest expense:
Interest expense, net	(127,000)	(79,000)
Interest expense from accretion of loan discount	(50,000)	(22,000)
Total interest expense, net	(177,000)	(101,000)
Loss before income taxes	(247,000)	(1,258,000)
Provision for income taxes	62,000	0
Net loss	$ (287,000)	$ (1,258,000)
Loss per common share - basic (in dollars per share)	$ (0.03)	$ (0.13)
Loss per common share - diluted (in dollars per share)	$ (0.03)	$ (0.13)
Weighted average common shares used in per share calculation:
Basic (in shares)	10,419	9,715
Diluted (in shares)	10,419	9,715
Product [Member]
Revenue	$ 207,000	$ 316,000
Service [Member]
Revenue	$ 2,843,000	$ 1,675,000